Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Significant Accounting Policies
Note 3 - Significant Accounting Policies

Accounts Receivable and Allowance for Doubtful Accounts

The Company recognizes an allowance for doubtful accounts to ensure that accounts receivable are not overstated due to uncollectibility. At the time accounts receivable are originated, the Company considers a reserve for doubtful accounts based on the creditworthiness of customers.  The provision for uncollectible amounts is continually reviewed and adjusted to maintain the allowance at a level considered adequate to cover future losses.  The allowance is management’s best estimate of uncollectible amounts and is determined based on historical performance that is tracked by the Company on an ongoing basis.  During the three and nine months ended September 30, 2011 and 2010, the Company’s losses from bad debts were not material. The losses ultimately incurred could differ materially in the near term from the amounts estimated in determining the allowance.

In addition, the Company also factors its receivables with full recourse and, as a result, accounts for the factoring akin to a secured borrowing, maintaining the gross receivable asset and due to factor liability on its books and records. In connection with the factoring of its receivables, the Company estimates an allowance for factoring fees associated with the collections. These fees range from 2% to 30% depending on the actual timing of the collection.  The actual recognition of such fees may differ from the estimates depending upon the timing of collections.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, and reported amounts of revenues and expenses in the condensed financial statements and the accompanying notes. Actual results could differ from those estimates. The significant estimates and assumptions of the Company are stock-based compensation, the useful lives of fixed assets and intangibles, depreciation and amortization, the allowances for factoring fees and income taxes, and the fair value of derivative liabilities and warrants.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses the binomial lattice options pricing model to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the instrument could be required within 12 months of the balance sheet date.

Concentration of Credit Risk and Significant Customers

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company’s cash and cash equivalents are deposited with major financial institutions. At times, such deposits may be in excess of the Federal Deposit Insurance Corporation insurable amount. The Company generally does not require collateral from its customers and generally requires payment in 30 days. The Company evaluates the collectability of its accounts receivable and provides an allowance for potential credit losses as necessary. Historically, such losses have been within management’s expectations.

Revenues derived from customers in the United Kingdom were denominated in U.S. dollars and were approximately $40,000 and $53,000 during the three and nine months ended September 30, 2011, respectively, and were approximately $93,000 and $233,000 during the three and nine months ended September 30, 2010, respectively. Revenues derived from customers in Austria were denominated in U.S. dollars and were approximately $0 and $20,000 during the three and nine months ended September 30, 2011, respectively, and were approximately $0 and $6,000 during the three and nine months ended September 30, 2010, respectively. All remaining revenues were derived from customers in the United States of America.

For the three and nine months ended September 30, 2011, one customer accounted for 29% and 13% of total revenues, respectively. For the three months ended September 30, 2010, three customers accounted for 24%, 19% and 11% of total revenues, respectively. For the nine months ended September 30, 2010, one customer accounted for 10% of total revenues.

Intangible Assets

All of the Company’s intangible assets consist of shapes acquired from a graphics designer for its database library that are schematics of specific computer equipment.  These shapes are utilized in its software with multiple customers in order to enable them to visualize and differentiate the specific computer equipment in their overall network.  For example, its software’s graphical user interface displays a unique shape for each make and model of a computer server. Intangible assets are recorded at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of 2.5 years.

Revenue Recognition

In accordance with ASC topic 985-605, “Software Revenue Recognition,” perpetual license revenue is recognized when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the sales price is fixed or determinable; and (iv) collectability is reasonably assured. Delivery is considered to have occurred when title and risk of loss have been transferred to the customer, which generally occurs after a license key has been delivered electronically to the customer. The Company’s perpetual license agreements do not (a) provide for a right of return, (b) contain acceptance clauses or (c) contain refund provisions.

In the case of the Company’s (a) subscription-based licenses, and (b) maintenance arrangements, when sold separately, revenues are recognized ratably over the service period. The Company defers revenue for software license and maintenance agreements when cash has been received from the customer and the agreement does not qualify for recognition under ASC Topic 985-605.  Such amounts are reflected as deferred revenues in the accompanying financial statements.  The Company’s subscription license agreements do not (a) provide for a right of return, (b) contain acceptance clauses or (c) contain refund provisions.

The Company provides professional services to its customers. Such services, which include training, installation, and implementation, are recognized when the services are performed. The Company also provides volume discounts to various customers. In accordance with ASC Topic 985-605, the discount is allocated proportionally to the delivered elements of the multiple-element arrangement and recognized accordingly.

For software arrangements with multiple elements, which in its case are comprised of (1) licensing fees, (2) professional services, and (3) maintenance/support, revenue is recognized dependent upon whether vendor specific objective evidence (“VSOE”) of fair value exists for separating each of the elements. The Company determined that VSOE exists for both the delivered and undelivered elements of its multiple-element arrangements.  The Company limits its assessment of fair value to either (a) the price charged when the same element is sold separately or (b) the price established by management having the relevant authority.  There may be cases, however, in which there is objective and reliable evidence of fair value of the undelivered item(s) but no such evidence for the delivered item(s). In those cases, the residual method is used to allocate the arrangement consideration, if and only if, (a) all other revenue recognition criteria are met and (b) the fair value of the undelivered elements is less than the total arrangement consideration. Under the residual method, the amount of consideration allocated to the delivered item(s) equals the total arrangement consideration less the aggregate fair value of the undelivered item(s).

The Company manages the business as a single segment, but it has revenues from multiple sources.  Management does not segregate the direct cost of revenue by the revenue source.

Fair Value of Financial Instruments

The carrying amounts of financial instruments, including cash and cash equivalents, receivables, accounts payable, accrued expenses and deferred revenue, approximated fair value as of the balance sheet dates presented, because of the relatively short maturity dates on these instruments. The carrying amounts of the financing arrangements approximate fair value as of the balance sheet date presented, because interest rates on these instruments approximate market interest rates after consideration of stated interest rates, anti-dilution protection and associated warrants.

Deferred Financing Costs

The Company has recorded deferred financing costs as a result of professional fees incurred by the Company in conjunction with its debt financing activities. These costs are being amortized over the shorter of (a) the term of the related debt or (b) the expected conversion date of the debt into equity instruments.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820). This updated accounting guidance establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). This guidance includes amendments that clarify the intent about the application of existing fair value measurements and disclosures, while other amendments change a principle or requirement for fair value measurements or disclosures. The guidance provided by this update becomes effective for interim and annual periods beginning on or after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s financial position or results of operations.

Net Loss Per Common Share

Basic net loss per share is computed by dividing the net loss applicable to common shares by the weighted average number of common shares outstanding during the period. Weighted average shares outstanding for the three and nine months ended September 30, 2011 (1) includes the weighted average underlying shares exercisable with respect to the issuance of 1,609,747 warrants exercisable at less than $0.01 per share; and (2) excludes the weighted average impact of the 3,000,000 escrowed shares. In accordance with the accounting literature, (1) the Company has given effect to the issuance of these warrants in computing basic net loss per share because the underlying shares are issuable for little or no cash consideration; and (2) the Company has excluded the impact of the escrowed shares because they are contingently returnable. Diluted net loss per common share adjusts basic net loss per common share for the effects of potentially dilutive financial instruments, only in the periods in which such effects exist and are dilutive. At September 30, 2011, outstanding stock warrants to purchase 36,558,880 shares of common stock were excluded from the calculation of diluted net loss per common share because their impact would have been anti-dilutive. At September 30, 2010, outstanding stock options and warrants to purchase 14,088,561 and 13,231,819 shares of common stock, respectively, were excluded from the calculation of diluted net loss per common share because their impact would have been anti-dilutive.

Note 3 - Significant Accounting Policies

Cash and Cash Equivalents:
The Company considers all highly liquid investments with a maturity of 90 days or less at the date of acquisition to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts:
The Company recognizes an allowance for doubtful accounts to ensure that accounts receivable are not overstated due to uncollectibility. At the time accounts receivable are originated, the Company considers a reserve for doubtful accounts based on the creditworthiness of customers. The provision for uncollectible amounts is continually reviewed and adjusted to maintain the allowance at a level considered adequate to cover future losses. The allowance is management’s best estimate of uncollectible amounts and is determined based on historical performance that is tracked by the Company on an ongoing basis. During the years ended December 31, 2010 and 2009, the Company’s losses from bad debts were not material. The losses ultimately incurred could differ materially in the near term from the amounts estimated in determining the allowance.

In addition, the Company also factors its receivables with full recourse and, as a result, accounts for the factoring akin to a secured borrowing, maintaining the gross receivable asset and due to factor liability on its books and records. In connection with the factoring of its receivables, the Company estimates an allowance for factoring fees associated with the collections. These fees range from 2% to 30% depending on the actual timing of the collection. The actual recognition of such fees may differ from the estimates depending upon the timing of collections.

Property and Equipment:
Property and equipment are recorded at cost less accumulated depreciation.  Depreciation is computed using the straight-line method over the estimated useful lives of the applicable assets ranging from three to five years. Expenditures for maintenance and repairs that do not improve or extend the expected lives of the assets are expensed to operations, while expenditures for major upgrades to existing items are capitalized.

Accounting for Impairment of Long-Lived Assets:
The Company evaluates the recoverability of its long-lived assets in accordance with Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) Topic 360, which requires recognition of impairment of long-lived assets in the event an indication of impairment exists and the net book value of such assets exceeds the expected future net cash flows attributable to such assets.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of are reported at the lower of their carrying amount or fair value less the cost to sell.  As of December 31, 2010, management does not believe there has been any impairment of long-lived assets.

Use of Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, and reported amounts of revenues and expenses in the financial statements and the accompanying notes.  Actual results could differ from those estimates. The significant estimates and assumptions of the Company are stock-based compensation, the useful lives of fixed assets and intangibles, depreciation and amortization, the allowance for factoring fees and income taxes, and the fair value of derivative liabilities and warrants.

Fair Value of Financial Instruments:
The carrying amounts of financial instruments, including cash and cash equivalents, receivables, accounts payable, accrued expenses and deferred revenue, approximated fair value as of the balance sheet date presented, because of the relatively short maturity dates on these instruments.  The carrying amounts of the financing arrangements issued approximate fair value as of the balance sheet date presented, because interest rates on these instruments approximate market interest rates after consideration of stated interest rates, anti-dilution protection and associated warrants.

Derivative Financial Instruments:
The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.  The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives.  For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations.  For stock-based derivative financial instruments, the Company uses the binomial lattice options pricing model to value the derivative instruments at inception and on subsequent valuation dates.  The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period.  Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the instrument could be required within 12 months of the balance sheet date.

Concentration of Credit Risk and Significant Customers:
Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable.  The Company’s cash and cash equivalents are deposited with major financial institutions.  At times, such deposits may be in excess of the Federal Deposit Insurance Corporation insured amount.  The Company generally does not require collateral from its customers and generally requires payment in 30 days.  The Company evaluates the collectability of its accounts receivable and provides an allowance for potential credit losses as necessary.  Historically, such losses have been within management’s expectations.

Revenues derived from customers in the United Kingdom were denominated in U.S. dollars and were approximately $233,000 and $81,000 during the years ended December 31, 2010 and 2009, respectively. Revenues derived from customers in Austria were denominated in U.S. dollars and were approximately $14,000 and $25,000 during the years ended December 31, 2010 and 2009, respectively. Revenues derived from customers in Australia were denominated in U.S. dollars and were approximately $49,000 and $267,000 during the years ended December 31, 2010 and 2009, respectively. Revenues derived from customers in Canada were denominated in U.S. dollars and were approximately $74,000 and $0 during the years ended December 31, 2010 and 2009, respectively. All remaining revenues were derived from customers in the United States of America. All of the Company’s long-lived assets are located in the United States of America.

Capitalized Software Development Costs:
The Company capitalizes software development costs in accordance with FASB issued ASC Topic 985 “Software”. Capitalization of software development costs begins upon the determination of technological feasibility.  The determination of technological feasibility and the ongoing assessment of the recoverability of these costs requires considerable judgment by management with respect to certain external factors, including anticipated future gross product revenues, estimated economic life and changes in hardware and software technology.  Historically, software development costs incurred subsequent to the establishment of technological feasibility have not been material.

Intangible Assets:
All of the Company’s intangible assets consist of shapes acquired from a graphics designer for its database library that are schematics of specific computer equipment.  These shapes are utilized in the Company’s software with multiple customers in order to enable them to visualize and differentiate the specific computer equipment in their overall network.  For example, its software’s graphical user interface displays a unique shape for each make and model of a computer server. Intangible assets are recorded at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of 2.5 years.

Revenue Recognition:
In accordance with ASC Topic 985-605, “Software Revenue Recognition”, perpetual license revenue is recognized when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the sales price is fixed or determinable; and (iv) collectability is reasonably assured. Delivery is considered to have occurred when title and risk of loss have been transferred to the customer, which generally occurs after a license key has been delivered electronically to the customer. The Company’s perpetual license agreements do not (a) provide for a right of return, (b) contain acceptance clauses or (c) contain refund provisions.

In the case of the Company’s (a) subscription-based licenses and (b) maintenance arrangements when sold separately, revenues are recognized ratably over the service period. The Company defers revenue for software license and maintenance agreements when cash has been received from the customer and the agreement does not qualify for recognition under ASC Topic 985-605.  Such amounts are reflected as deferred revenues in the accompanying financial statements. The Company’s subscription license agreements do not (a) provide for a right of return, (b) contain acceptance clauses, or (c) contain refund provisions.

The Company provides professional services to its customers. Such services, which include training, installation, and implementation, are recognized when the services are performed. The Company also provides volume discounts to various customers. In accordance with ASC Topic 985-605, the discount is allocated proportionally to the delivered elements of the multiple-element arrangement and recognized accordingly.

For software arrangements with multiple elements, which in the Company’s case are comprised of (1) licensing fees, (2) professional services, and (3) maintenance/support, revenue is recognized dependent upon whether vendor specific objective evidence (“VSOE”) of fair value exists for separating each of the elements. The Company determined that VSOE exists for both the delivered and undelivered elements of its multiple-element arrangements. The Company limits the assessment of fair value to either (a) the price charged when the same element is sold separately or (b) the price established by management having the relevant authority. There may be cases, however, in which there is objective and reliable evidence of fair value of the undelivered item(s) but no such evidence for the delivered item(s). In those cases, the residual method is used to allocate the arrangement consideration, if and only if, (a) all other revenue recognition criteria are met and (b) the fair value of the undelivered elements is less than the total arrangement consideration. Under the residual method, the amount of consideration allocated to the delivered item(s) equals the total arrangement consideration less the aggregate fair value of the undelivered item(s).

The Company manages the business as a single segment, but it has revenues from multiple sources, as disclosed below.  Management does not segregate the direct cost of revenue by the revenue source.

	For the years ended
	December 31,
	2010	2009

Licensing	$1,139,846	$1,350,082
Subscription	394,164	552,390
Maintenance	852,885	599,903
Professional services	221,914	163,499

Total revenues	$2,608,809	$2,665,874

Research and Development Costs:
Research and development costs are charged to operations as incurred and consist primarily of salaries, consulting services and other direct expenses.

Advertising Costs:
The Company expenses advertising costs to operations as incurred. For the years ended December 31, 2010 and 2009, such costs were not material.

Debt Discount and Amortization of Debt Discount:
Debt discount represents the fair value of embedded conversion options of various convertible debt instruments and attached convertible equity instruments issued in connection with debt instruments. The debt discount is amortized over the earlier of (i) the term of the debt or (ii) conversion of the debt, using the straight-line method which approximates the interest method. The amortization of debt discount is included as a component of other expenses in the accompanying statements of operations.

Income Taxes:
Income taxes are accounted for under the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carry forwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period enacted.  A valuation allowance is provided when it is more likely than not that a portion or all of a deferred tax asset will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which related temporary differences become deductible. The benefit of tax positions taken or expected to be taken in the Company’s income tax returns are recognized in the financial statements if such positions are more likely than not of being sustained. The Company’s major jurisdictions are Federal and the State of California, which remain subject to examination from and including the year 2007 and to 2010. The Company has adopted FASB’s guidance for accounting for uncertainty in income taxes. In accordance with the guidance, interest costs and related penalties related to unrecognized tax benefits are required to be calculated, if applicable. No interest and penalties were recorded during the years ended December 31, 2010 and 2009, respectively.

Stock-Based Compensation:
The Company has a stock option plan which allows for the granting of stock options to its employees and members of the board of directors for a fixed number of shares with an exercise price equal to the fair value of the shares at date of grant.  The Company accounts for these options under ASC Topic 718 “Stock Compensation” (“ASC 718”).  All stock option grants are accounted for using the Black-Scholes fair value method and stock-based compensation expense is recognized as the underlying options or warrants vest.

Recent Accounting Pronouncements:
In June 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This guidance improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. The guidance provided by this update becomes effective for interim and annual periods beginning on or after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s financial position and results of operations.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820). This updated accounting guidance establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). This guidance includes amendments that clarify the intent about the application of existing fair value measurements and disclosures, while other amendments change a principle or requirement for fair value measurements or disclosures. The guidance provided by this update becomes effective for interim and annual periods beginning on or after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s financial position and results of operations.

The FASB has published ASU No. 2009-14, Software (Topic 985) - Certain Revenue Arrangements that Include Software Elements and changes the accounting model for revenue arrangements that include both tangible products and software elements. Under this guidance, tangible products containing software components and non-software components that function together to deliver the tangible product’s essential functionality are excluded from the software revenue guidance in Subtopic 985-605, Software-Revenue Recognition.  In addition, hardware components of a tangible product containing software components are always excluded from the software revenue guidance. ASU 2009-14 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The adoption of this standard is not expected to have a material impact on the Company’s financial position and results of operations.

The FASB has published ASU No. 2009-13, Revenue Recognition (Topic 605) - Multiple Deliverable Revenue Arrangements, which addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit. Specifically, this guidance amends the criteria in ASC Subtopic 605-25, Revenue Recognition-Multiple-Element Arrangements, for separating consideration in multiple-deliverable arrangements. This guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) vendor-specific objective evidence; (b) third-party evidence; or (c) estimates. This guidance also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method and also requires expanded disclosures. FASB ASU No. 2009-13 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted.  The adoption of this standard is not expected to have an impact on the Company’s financial position and results of operation.